Operating segments	12 Months Ended
Dec. 31, 2021
Operating segments
Operating segments
10 Operating segments

An operating segment is a component of Just Eat Takeaway.com that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by Just Eat Takeaway.com’s Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

An operating segment is separately reportable if it meets any of the quantitative thresholds or if management believes that separately disclosing information about the segment would be useful.

Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Certain organisational changes were implemented within Just Eat Takeaway.com in 2021 causing a reassessment of the operating segments. Just Eat Takeaway.com is now organised on a regional level for the purpose of conducting its activities. This resulted in a change in the operating segments of Just Eat Takeaway.com during the second half of 2021, from individual countries as segments to regional segments. Comparative information has been restated to reflect this change. All Just Eat Takeaway.com entities perform the same business activity – online food delivery – under a single brand strategy in each market. Revenues are principally derived from commission fees paid by Partners for use of Just Eat Takeaway.com’s platforms in connecting Partners to consumers and from delivery services provided. Information reported to the CODM for the purposes of resource allocation and assessment of segment performance is done on the new regional levels.

The CODM is the Management Board at Just Eat Takeaway.com. The Management Board is jointly responsible for making strategic and operating decisions concerning Just Eat Takeaway.com’s business activities. Each region is identified as an operating segment. Just Eat Takeaway.com has four reportable segments that meet the quantitative thresholds with no aggregation applied, being North America, Northern Europe, United Kingdom and Ireland and Southern Europe and Australia & New Zealand ("ANZ"). The total external revenue reported by these operating segments constitutes more than 75% of Just Eat Takeaway.com’s total external revenue.

The operating segments are structured within the business as follows:

•	the North America segment includes the United States and Canada;
•	the Northern Europe segment includes Austria, Belgium, Denmark, Germany, Luxembourg, Norway, Poland, Switzerland, Slovakia and the Netherlands;
•	the United Kingdom and Ireland segment; and
•	the Southern Europe and ANZ segment includes Australia, Bulgaria, France, Israel, Italy, New Zealand, Portugal, Romania, and Spain.

The Management Board assesses the performance of operating segments mainly based on revenues and Adjusted EBITDA. Adjusted EBITDA is Just Eat Takeaway.com‘s segment measure of profit or loss to assess segment performance and allocate resources. Adjusted EBITDA allows management to identify trends and assess performance using comparable information between segments and periods. In 2021, Just Eat Takeaway.com has revised its definition of Adjusted EBITDA to Just Eat Takeaway.com's operating income / loss for the period adjusted for depreciation, amortisation, impairments, share-based payments, acquisition- and integration related costs and other items not directly related to underlying operating performance ("Other Items"). Other items include, amongst others, restructuring costs, certain legal, tax, and regulatory matters, and certain insurance income and costs. Comparative amounts have been adjusted due to the impact of the revised definition.

As the operating segments serve mainly external consumers, there is only insignificant revenue from transactions with other operating segments. There is no measure of segment assets and liabilities provided to the Management Board, as the majority of fixed assets and working capital of Just Eat Takeaway.com are managed on a centralised basis, nor any information on depreciation and amortisation.

Head office costs relates mostly to non-allocated expenses and includes all central operating expenses such as staff costs and project expenses for global support teams like legal, finance, business intelligence, human resources and Management Board.

The following is an analysis of Just Eat Takeaway.com’s revenue and results by reportable segment and the non-allocated expenses included in Head office as a reconciliation to the consolidated figures.

€ millions	North America	Northern Eurpore	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2021
Revenue	1,634	1,064	1,249	548	-	4,495
Adjusted EBITDA	(11)	256	(107)	(262)	(207)	(331)
Share-based payments						(81)
Finance income						23
Finance expense						(75)
Share of results of associates and joint ventures						(62)
Other gains and losses						2
Depreciation, amortisation and impairment						(443)
Acquisition related costs						(1)
Integration related costs						(35)
Other items						(34)
Loss before income tax						(1,037)

€ millions	North America	Northern Europe	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2020
Revenue	404	723	611	303	-	2042
Adjusted EBITDA	42	216	160	(80)	(141)	198
Share-based payments						(23)
Finance income						3
Finance expense						(30)
Share of results of associates and joint ventures						(16)
Other gains and losses						2
Depreciation, amortisation and impairment						(174)
Acquisition related costs						(67)
Integration related costs						(35)
Other items						(23)
Loss before income tax						(165)

€ millions	North America	Northern Europe	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2019
Revenue	-	392	-	24	-	416
Adjusted EBITDA	-	72	-	(13)	(47)	12
Share-based payments						(3)
Finance income						(0)
Finance expense						(16)
Share of result associates and joint ventures						-
Other gains and losses						6
Depreciation, amortisation and impairment						(35)
Acquisition related costs						(40)
Integration related costs						(10)
Other items						-
Loss before income tax						(86)

The following is an analysis of Just Eat Takeaway.com’s non-current assets and revenue by the Company’s country of domicile, the Netherlands, and other main countries:

€ millions	2021	2020
United States	5,925	-
United Kingdom	4,372	4,170
Germany	1,231	1,260
Canada	1,129	1,069
Netherlands	17	18
Brazil (associate)	1,517	1,575
Rest of the World	1,698	1,432
Total non-current assets[1]	15,889	9,524

1 Comprises non-current assets excluding financial instruments and deferred tax assets

€ millions	2021	2020	2019
United States	980	-	-
United Kingdom	1,184	576	-
Germany	567	374	205
Canada	654	404	-
Netherlands	234	174	119
Rest of the World	876	514	92
Total revenue	4,495	2,042	416